FAIR VALUE MEASUREMENTS - Quantitative Information Regarding Level 3 Fair Value Measurements (Details) - Level 3	Dec. 31, 2024 $ / shares year	Dec. 31, 2023 year $ / shares
Stock price | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	8.83	5.14
Stock price | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	8.83	5.14
Strike price | Minimum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1.5	1.5
Strike price | Minimum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	4.42	4.97
Strike price | Maximum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	2.5	2.5
Strike price | Maximum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	5.74	5.74
Term (in years) | Minimum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.9500	0.5777
Term (in years) | Minimum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants | year	1.5	1.5
Term (in years) | Maximum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.9654	0.5965
Term (in years) | Maximum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants | year	2.5	2.5
Volatility | Minimum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.0448	0.0427
Volatility | Minimum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	0.9780	0.5777
Volatility | Maximum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.0449	0.0434
Volatility | Maximum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	1.1620	0.5965
Risk-free rate | Minimum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.0764	0.0703
Risk-free rate | Minimum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	0.0419	0.0415
Risk-free rate | Maximum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.0710
Risk-free rate | Maximum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	0.0430	0.0434
Dividend yield | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.000	0.000
Dividend yield | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	0.000	0.000